Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (623.2)	$ (559.9)
Deferred income tax liability	623.2	559.9	$ 513.7
Accounting value of mineral property, plant and equipment in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	653.4	591.8
Accounting value of inventories in excess of tax value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8.7	8.8
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	(33.0)	(25.5)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (5.9)	$ (15.2)